Operational Ratios (Tables)	12 Months Ended
Dec. 31, 2018
Operational Ratios (Tables) [Abstract]
Financial Conglomerate

The index is calculated on a consolidated basis, as shown below:

	Financial Conglomerate
Thousand of reais	2018 (1)	2017 (1)	2016 (1)

Tier I Regulatory Capital	61,476,715	56,386,001	56,264,021
Principal Capital	56,581,518	52,196,893	52,136,837
Supplementary capital	4,895,197	4,189,108	4,127,184
Tier II Regulatory Capital	4,887,175	4,250,447	4,280,864
Regulatory Capital (Tier I and II)	66,363,890	60,636,448	60,544,885
Required Regulatory Capital	440,562,919	383,132,693	36,669,570
Portion of Credit Risk	358,955,592	324,696,458	31,309,944
Market Risk Portions (2)	39,231,773	25,857,109	2,388,626
Operational Risk Portion (3)	42,375,554	32,579,126	2,971,000
Basel I Ratio	13.95	14.72	15.15
Basel Principal Capital	12.84	13.62	14.04
Basel	15.06	15.83	16.30

(1) Amounts calculated based on the consolidated information provided by the Consolidated Prudential.

(2) To calculate the capital allocation for credit risk were considered modifications and inclusions of Bacen Circular 3,714 of August 20, 2014, Bacen Circular 3,770 of October 29,2015, which amending Circular 3,644 of March 4, 2013.

(3) Includes portions for market risk exposures subject to variations in rates of foreign currency coupons (PJUR2), price indexes (PJUR3) and interest rate (PJUR1/PJUR4), the price of commodities (PCOM), the price of shares classified as trading portfolios (PACS), and portions for gold exposure and foreign currency transactions subject to foreign exchange (PCAM).